John Hancock Global Infrastructure Fund | Prospectus Class A Shares
JOHN HANCOCK GLOBAL INFRASTRUCTURE FUND
Investment objective
To seek long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 14-15 of the prospectus under “Sales charge reductions and waivers” or pages 140-142 of the fund’s statement of additional information under “Initial Sales Charge on Class A Shares.”
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees		John Hancock Global Infrastructure Fund Prospectus Class A Shares Class A
Maximum front-end sales charge (load) on purchases as a % of purchase price		5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	[1]	1.00%
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		John Hancock Global Infrastructure Fund Prospectus Class A Shares Class A
Management fee		0.85%
Distribution and service (12b-1) fees		0.30%
Other expenses		2.84%
Total annual fund operating expenses		3.99%
Contractual expense reimbursement	[1]	(2.54%)
Total annual fund operating expenses after expense reimbursements		1.45%
[1]	The adviser has contractually agreed to waive advisory fees or reimburse certain fund expenses so that total fund operating expenses do not exceed 1.45% of the average annual net assets for Class A. These expense limitations are subject to certain exclusions, such as taxes, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses, short dividends expenses and acquired fund fees. The current expense limitation agreement expires on December 31, 2012 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ($)
Sold
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
John Hancock Global Infrastructure Fund Prospectus Class A Shares Class A	640	1,433	2,242	4,337

Kept
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
John Hancock Global Infrastructure Fund Prospectus Class A Shares Class A	640	1,433	2,242	4,337

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 72% of the average value of its portfolio.
Principal investment strategies

The fund seeks to achieve its objective by investing in equities and equity-related securities of companies involved in the infrastructure sector (“infrastructure companies”). Equity and equity-related securities include common, preferred and convertible preferred stocks and securities, the value of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company.

The fund will normally invest at least 80% of its net assets (plus borrowings for investment purposes) in domestic and foreign companies involved in the infrastructure sector, without regard to market capitalization. The infrastructure sector covers the basic services and underlying fixed assets needed for a community to function properly. Infrastructure assets are long-life, physical assets that provide essential products or services for the global economy. These services include transportation, water, waste, primary energy providers and power networks.

Infrastructure companies are defined as companies that derive at least 50% of their sales or revenues from, or devote at least 50% of their assets to, one or more of the following industries:

■	Engineering and construction, including the building, operation and maintenance of highways, toll roads, tunnels, bridges, parking lots and public buildings such as hospitals and schools;

■	The building, operation and maintenance of airports and marine ports, railroads and mass transit systems;

■	Energy and transportation services, including airports, highways, railtracks, marine ports and transportation and water utilities; and

■	Utilities, including the generation, transmission and distribution of electric energy; the storage, transportation and distribution of natural resources, such as oil and natural gas, used to produce energy; alternative energy sources; heavy electrical equipment; multi-utilities; telecommunications, including wireless and cable networks; and water treatment and distribution.

The fund’s investments in foreign securities may include direct investments in foreign currency-denominated securities traded on foreign exchanges and U.S. dollar-denominated securities of foreign issuers traded in the U.S., as well as indirect investments such as depositary receipts. The fund may invest in securities of companies in emerging markets. Under normal circumstances, at least 40% of the fund’s net assets will be invested in foreign securities. In addition, under normal circumstances, the fund will invest in at least three countries, one of which may be the U.S.

The fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The fund concentrates (that is invests at least 25% or more) its investments in securities of companies involved in the infrastructure sector, a comparatively narrow segment of the economy, and may therefore experience greater volatility than funds investing in a broader range of industries. Moreover, a fund which concentrates its investments in a particular sector is particularly susceptible to the impact of market, economic, regulatory and other factors affecting that sector.

The fund may not purchase the securities of any issuer, if, as a result, less than 25% of the fund’s total assets would be invested in infrastructure companies. This policy is fundamental and may not be changed without the approval of the fund’s shareholders.

The fund may invest in exchange-traded funds (ETFs), as well as other investment companies, and in real estate investment trusts (REITs) and master limited partnerships (MLPs). Such investments may include qualified publicly traded partnerships, including publicly traded partnerships that invest principally in commodities or commodity-linked derivatives.

The subadviser uses an active investment approach involving a blend of both quantitative and qualitative analysis to determine the best prospects for capital appreciation. Top-down macro-economic analysis and quantitative analysis are conducted. Quantitative screening involves evaluations of financial data and factors including, but not limited to, valuation metrics, earnings surprises and earnings growth, and price momentum. Qualitative analysis may include company visits and management interviews, assessments of market share, assessments of the competitive landscape and assessments of industry position and trends.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund’s main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 7 of the prospectus.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuation of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Infrastructure risk Because the fund concentrates its investments in infrastructure-related companies, the fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting such entities.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Master limited partnerships risk Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest-rate risk and the risk of default on payment obligations by debt securities.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Real estate securities risk Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling Signature Services at 1-800-225-5291 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Calendar year total returns These do not include sales charges and would have been lower if they did.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Calendar year total returns — Class A (%)

Year-to-date total return The fund’s total return for the nine months ended September 30, 2011 was -11.75%. Best quarter: Q3 ’10, 15.56% Worst quarter: Q1 ’09, -16.50%
Average annual total returns (%) as of 12-31-10
Average Annual Total Returns John Hancock Global Infrastructure Fund Prospectus Class A Shares	Label	1 Year	Inception	Inception Date
before tax Class A	before tax	2.12%	9.18%	Jan. 02, 2009
After tax on distributions Class A	After tax on distributions	0.27%	7.75%	Jan. 02, 2009
After tax on distributions, with sale Class A	After tax on distributions, with sale	1.77%	7.09%	Jan. 02, 2009
S&P Global Infrastructure Index	S&P Global Infrastructure Index	5.77%	15.12%	Jan. 02, 2009